Employee benefits	12 Months Ended
Dec. 31, 2020
Employee benefits
Employee benefits

(22) Employee benefits

a)   Employee benefits in Mexico

Defined contribution plans

The Company has a defined contribution plan which receives contributions from both the employees and the Company. Employees can make contributions from 1% to 5% of their wage and the Company is obligated to make contributions as follows: i) 20% of employee contributions for employees with 1 - 4.99 years of service, ii) 40% of employee contributions for employees with 5 – 9.99 years of service, and iii) 100% matching contributions for employees with 10 or more years of service or when the employee reaches 40 years of age, regardless of the years of service.

When an employee retires from the Company he/she has the right to receive the contribution he/she has made to the plan, and i) if the employee retires between the first and the 4.99 year of services, he/she does not have the right to receive the contribution made by the Company, ii) if he/she retires on the fifth year of services he/she has the right to receive 50% of the contributions made by the Company and, for each additional service year, the employee has the right to receive an additional 10% of the contributions made by the Company. During  2020, 2019 and 2018 there were not the expenses for paid contributions to defined contribution plans, other than those mandated by Mexican law.

The Company makes payments equivalent to 2% of the integrated wage of its workers to the defined contribution plan for the retirement saving fund system established by Mexican law. The expense for this concept was $72,121,  $66,134 and $62,028, in 2020, 2019 and 2018, respectively.

Defined benefits plan

The Company has a defined benefit pension plan covering non-unionized personnel in Mexico. The benefits are based on the age, years of service and the employee’s payment. The retirement age is 65 years, with a minimum of 10 years of services, and there is an option for an anticipated retirement option, in certain circumstances, at 55 years of age. The Company’s policy to fund the pension plan is to make contributions up to the maximum amount that can be deducted for ISR.

According to the Mexican Federal Labor Law, the Company is obligated to pay a seniority premium as a retirement benefit if an employee retires and has of least 15 years of services, which consists of a sole payment of 12 days for each worked year based on the last wage, limited to the two minimal wages established by law.

The Company recognizes constructive obligations from past practices. Such constructive obligations are associated with service time the employee has worked for the Company. The payment of this benefit is disbursed in a single installment at the time the employee voluntarily stops working for the Company. As of 2018 and in future periods, this obligation is only recognized for directors and executives.

The plans in Mexico expose the Company to actuarial risks such as interest rate risk, longevity risk and salary risk:

Interest risk	A decrease in the interest rate for the governmental bonds will increase the plan’s liability.

Longevity risk

The present value of the defined benefit plan liability is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the plan’s liability.

Salary risk

The present value of the defined benefit plan liability is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the plan’s liability.

The projected net liability presented on the consolidated statements of financial position is as follows:

	December 31,
	2020	2019	2018
Present value of unfunded obligations	$592,294	487,810	302,818
Present value of funded obligations	163,651	148,392	197,254
Total present value of benefit obligations ("PBO")	755,945	636,202	500,072
Plan assets at fair value	(163,651)	(148,392)	(197,254)
Projected liability, net	$592,294	487,810	302,818

i. Composition and return of plan assets

	Actual return of the plan assets			Composition of the plan assets
	2020	2019	2018	2020	2019	2018
Fixed income securities	11.28%	12.67%	5.10%	63%	62%	67%
Variable income securities	9.47%	15.65%	(10.95)%	37%	38%	33%
Total				100%	100%	100%

ii. Movements in the present value of PBO

	2020	2019	2018
PBO as of January 1	$636,202	500,072	462,986
Benefits paid by the plan	(78,149)	(54,932)	(38,393)
Service cost	38,987	30,108	28,084
Interest cost	53,343	50,421	41,410
Actuarial losses recognized in other comprehensive income	105,562	110,533	494
Past service cost – plan amendments	—	—	5,491
PBO as of December 31	$755,945	636,202	500,072

iii. Movements in the fair value of plan assets

	2020	2019	2018
Plan assets at fair value as of January 1	$148,392	197,247	259,245
Transfer of assets to fund defined contribution benefit plan	—	(39,079)	(38,327)
Benefits paid by the plan	—	(32,027)	(16,772)
Expected return on plan assets	13,678	19,615	23,244
Actuarial losses in other comprehensive income	1,581	2,636	(30,136)
Fair value of plan assets as of December 31	$163,651	148,392	197,254

iv. Expense recognized in profit and loss

	2020	2019	2018
Current service cost	$38,987	30,108	28,084
Interest cost, net	39,665	30,806	18,166
	$78,652	60,914	46,250

v. Actuarial gains and (losses)

	2020	2019	2018
Amount accumulated as of January, 1	$(279,144)	(171,247)	(140,617)
Recognized during the year	(103,982)	(107,897)	(30,630)
Amount accumulated as of December, 31	$(383,126)	(279,144)	(171,247)

vi. Actuarial assumptions

Primary actuarial assumptions at the consolidated financial statements date (expressed as weighted averages) are as follows.

	2020	2019	2018
Discount rate as of December, 31	7.75%	8.75%	10.50%
Rate for future salary increases	4.50%	4.50%	4.50%
Social security wage increase rate	3.50%	3.50%	3.50%

The assumptions related to mortality are based on statistics and experiences over the Mexican population. The average expected life of an individual that retires at 65 years of age is 17.13 years for men and 10.92 years for women (Experience Chart of Demographic Mortality for Active EMSSA 1997).

vii. Historical information

	December 31,
	2020	2019	2018
Present value of defined benefit obligation	$755,945	636,202	500,072
Plan assets at fair value	(163,651)	(148,392)	(197,254)
Plan deficit	$592,294	487,810	302,818
Experience adjustments arising from plan liabilities	$(105,562)	(110,533)	(494)
Experience adjustments arising from plan assets	$1,581	2,636	(30,136)

viii. Sensitivity analysis of the defined benefits obligations as of December 31, 2020, 2019 and 2018

	Pension	Seniority	Constructive	Total
2020	plan	premium	obligation	PBO
Discount rate 7.75%	$(531,251)	(203,282)	(21,412)	(755,945)
Rate increase (+ 1%)	$(511,884)	(200,058)	(21,209)	(733,151)
Rate decrease (- 1%)	$(554,180)	(206,605)	(21,619)	(782,404)

	Pension	Seniority	Constructive	Total
2019	plan	premium	obligation	PBO
Discount rate 8.75%	$(442,133)	(173,401)	(20,668)	(636,202)
Rate increase (+ 1%)	$(434,134)	(170,812)	(20,490)	(625,436)
Rate decrease (- 1%)	$(450,391)	(176,067)	(20,852)	(647,310)

	Pension	Seniority	Constructive	Total
2018	plan	premium	obligation	PBO
Discount rate 10.50%	$(358,635)	(119,973)	(21,464)	(500,072)
Rate increase (+ 1%)	$(313,585)	(109,872)	(20,258)	(443,715)
Rate decrease (- 1%)	$(364,699)	(121,572)	(21,649)	(507,920)

ix. Expected cash flows

Total
2021‑2031	$640,387

x. Future contributions to the defined benefits plan

The Company does not expect to make contributions to the defined benefit plans in the following financial year.

b)   Foreign employee benefits

Defined contribution plans

Bachoco USA, LLC. (foreign subsidiary) has a defined contribution retirement 401(k) plan, covering all employees who meet certain eligibility requirements. The Company contributes to the plan at the rate of 50% of employee’s contributions up to a maximum of 2% of the individual employee’s contribution. The cumulative contribution expense for this plan was $16,418,  $14,919 and $12,999 for the year ended December 31, 2020, 2019 and 2018, respectively.

Equity-based compensation

Bachoco USA, LLC. has a deferred payment agreement with certain key employees. Amounts payable under this plan are vested after 10 years from the date of the agreement. The benefit value of each unit is equal to the increase in the initial book value from the date of the agreement to the conclusion of the vesting period. Under the agreement, 26,000 units were outstanding as of December 31, 2020, 2019 and 2018, all of which were fully vested. The total liability under this plan totaled $44,994,  $32,874 and $20,922 as of December 31, 2020, 2019 and 2018, respectively. The expense recognized for this plan for the year ended December 31, 2020 and 2019 was $4,678 and $1,772, respectively. During 2018 no expense was recognized for this concept.

c)   PTU

Industrias Bachoco, S.A.B de C.V. and BSACV has no employees. Each of the subsidiaries of the Company that has employees in Mexico is required under Mexican laws to pay employees, in addition to their payment and benefits, statutory employee profit sharing in an aggregate amount equal to 10% of each subsidiary’s taxable income. The accrued liability as of December 31, 2020, 2019 and 2018 is shown in note 19, Trade payable and other accounts payable.